ORGANIZATION (Narrative) (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 18, 2021	Mar. 31, 2021
Loto Interactive
Equity interest percentage		59.79%	54.20%
E-Sun Sky Network [Member] | VIE
Variable Interest Entity, Financial or Other Support, Amount	$ 27,987